Foreclosed Assets - Presentation of Balances in Foreclosed Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total foreclosed assets	$ 3,369	$ 2,397
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total foreclosed assets		1,775
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total foreclosed assets	169	135
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total foreclosed assets		28
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total foreclosed assets	$ 3,200
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total foreclosed assets		$ 459